Pay vs Performance Disclosure ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Pay vs Performance Disclosure
Net Income (Loss)	¥ 70,188	$ 9,887	¥ (31,187)	¥ (107,666)